Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559



                      FIRST TRUST EXCHANGE-TRADED FUND IV

           FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND
                          FIRST TRUST SENIOR LOAN FUND
                      FIRST TRUST TACTICAL HIGH YIELD ETF


      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 3, 2014

                              DATED JULY 11, 2014


      As of the date hereof, any and all parts of the prospectus and statement of additional information relating to First Trust Tactical High Yield ETF ("Tactical High Yield ETF") are hereby superseded by the prospectus and statement of additional information of Tactical High Yield ETF, which is dated as of and was filed with the Securities and Exchange Commission on July 11, 2014.

           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE